Prospectus Supplement	February 14, 2019

Putnam Research Fund
Prospectus dated November 30, 2018

Effective February 28, 2019, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management
Investment advisor
Putnam Investment Management, LLC

Portfolio managers
Kathryn Lakin, Director of Equity Research, portfolio manager of the fund since 2014
Jacquelyne Cavanaugh, Portfolio Manager, Analyst, portfolio manager of the fund since 2014
Andrew O’Brien, Portfolio Manager, Analyst, portfolio manager of the fund since 2018
William Rives, Portfolio Manager, Analyst, portfolio manager of the fund since 2019
Walter Scully, Portfolio Manager, Analyst, portfolio manager of the fund since 2010

Sub-advisors
Putnam Investments Limited*
The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Effective February 28, 2019, the following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio manager in the section Who oversees and manages the fund?:

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined
Portfolio managers	fund	Employer	Positions over past five years
Kathryn Lakin	2014	Putnam Investments	Director of Equity Research
		Limited	Previously, Co-Director of Equity
		2012–Present	Research, Assistant Director of
			Global Equity Research, Analyst
Jacquelyne Cavanaugh 2014		Putnam Investments	Portfolio Manager, Analyst
		Limited
		2012–Present
Andrew O’Brien	2018	Putnam Investments	Portfolio Manager, Analyst
		Limited	Previously, Analyst
		2011–Present
William Rives	2019	Putnam Investments	Portfolio Manager, Analyst
		Limited	Previously, Analyst
		2013–Present
Walter Scully	2010	Putnam Investments	Portfolio Manager, Analyst
		Limited	Previously, Assistant Portfolio
		1996–Present	Manager, Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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